Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Income taxes paid	$ 283,330	$ 227,953	$ 223,594
Interest paid, excluding amounts capitalized	95,012	83,943	48,751
Issuance of common shares for redemption of Western Convertible Notes	0	357,608	0
Accrued capital expenditures	53,361	9,189	0
Assets acquired through capital lease obligations	29,082	0	0
PP&E derecognized from sale leaseback continuing involvement release	1,773	0	0
Transfer of capital spares from fixed asset to inventory	1,490	0	0
Distributions accrued on unvested NTI equity awards	$ 4,210	$ 0	$ 0